Administrative expenses	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Administrative expenses
21	Administrative expenses

	2020	2019	2018
Professional services	(7,351)	(5,852)	(6,774)
Occupancy expenses (a)	(977)	(1,339)	(3,745)
Travel expenses	(1,586)	(2,760)	(3,089)
IT and telecom services	(1,085)	(1,262)	(1,415)
Materials and supplies	(153)	(227)	(189)
Taxes and contributions	(189)	(358)	(143)
Marketing	(386)	(507)	(381)
Depreciation of property and equipment	(654)	(847)	(978)
Depreciation of right-of-use assets	(1,026)	(1,273)	—
Software amortization	(84)	(96)	(161)
Other administrative expenses	(1,136)	(1,181)	(1,034)

Administrative expenses	(14,627)	(15,702)	(17,909)

(a)
The decrease in occupancy expenses in 2020 and 2019 is mainly attributed to the adoption of a new accounting policy regarding lease agreements from January 1, 2019. On the other hand, depreciation charge of right-of-use
assets in the amount of US$ 1,026 and US$ 1,273 was recognized in 2020 and 2019, respectively. The new IFRS 16 requirements are described in note 4(h) and lease disclosures in note 18.